CONSOLIDATED FINANCIAL STATEMENTS - Results in operations with subsidiary and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Significant Investments in Subsidiary and Joint Ventures [Line Items]
Recycling to income of the cumulative translation adjustments	R$ (193,334)	R$ 0	R$ 0
Write-off of goodwill	(549,898)
Results in operations with subsidiary and joint ventures	(162,913)	R$ 0	R$ 0
Gerdau Corsa S.A.P.I de C.V. | North America Operation
Disclosure of Significant Investments in Subsidiary and Joint Ventures [Line Items]
Write-off of goodwill	549,898
Results in operations with subsidiary and joint ventures	R$ 162,913
Gerdau Corsa S.A.P.I de C.V. | Minimum
Disclosure of Significant Investments in Subsidiary and Joint Ventures [Line Items]
Equity Interests (as a percent)	70.00%
Gerdau Corsa S.A.P.I de C.V. | Maximum
Disclosure of Significant Investments in Subsidiary and Joint Ventures [Line Items]
Equity Interests (as a percent)	75.00%
Sidertul, S.A. de C.V.
Disclosure of Significant Investments in Subsidiary and Joint Ventures [Line Items]
Gain due to the fair value adjustment of the interest held	R$ 193,651
Recycling to income of the cumulative translation adjustments	R$ 193,334